Cover Cover	Nov. 04, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	Kennametal Inc.
Entity Incorporation, State or Country Code	PA
Entity File Number	1-5318
Entity Tax Identification Number	25-0900168
Entity Address, Address Line One	600 Grant Street
Entity Address, Address Line Two	Suite 5100
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219-2706
City Area Code	412
Local Phone Number	248-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000055242
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q1
Amendment Flag	false
Capital Stock, Par Value $1.25 Per Share | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Capital Stock, par value $1.25 per share
Trading Symbol	KMT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE